Organization and Principal Activities - Schedule of Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2018
Huami HK Limited (“Huami HK”)
Schedule Of Investments [Line Items]
Place of incorporation	Hong Kong (“HK”)
Date of incorporation/acquisition	Dec. 23, 2014
Percentage of ownership	100.00%
Huami, Inc. (“Huami Inc”)
Schedule Of Investments [Line Items]
Place of incorporation	United States of America (“U.S.”)
Date of incorporation/acquisition	Jan. 15, 2015
Percentage of ownership	100.00%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“ShunYuan”)
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Feb. 25, 2015
Percentage of ownership	100.00%
Huami (Shenzhen) Information Technology Co., Ltd. (“Huami SZ”)
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Dec. 07, 2015
Percentage of ownership	100.00%
Anhui Huami Intelligent Technology Co., Ltd. (“Huami Intelligent”)
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Dec. 28, 2015
Percentage of ownership	100.00%
Rill, Inc. (“Rill”)
Schedule Of Investments [Line Items]
Place of incorporation	U.S.
Date of incorporation/acquisition	Jun. 16, 2016
Percentage of ownership	100.00%
DingShow
Schedule Of Investments [Line Items]
Place of incorporation	Cayman Islands
Date of incorporation/acquisition	Oct. 10, 2018
Percentage of ownership	100.00%
Bitinno Technologies Inc. ("Bitinno")
Schedule Of Investments [Line Items]
Place of incorporation	U.S.
Date of incorporation/acquisition	Nov. 26, 2018
Percentage of ownership	100.00%
Anhui Huami
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Dec. 27, 2013
Variable interest entity, nature of VIE	Consolidated VIE
Beijing Huami
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Jul. 11, 2014
Variable interest entity, nature of VIE	Consolidated VIE
Anhui Huami Healthcare Co., Ltd. (“Huami Healthcare”)
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Dec. 05, 2016
Variable interest entity, nature of VIE	VIE’s subsidiary
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)
Schedule Of Investments [Line Items]
Place of incorporation	PRC
Date of incorporation/acquisition	Jul. 31, 2017
Variable interest entity, nature of VIE	VIE’s subsidiary
Oclean Information Technology Co., Ltd. ("HK Yunding")
Schedule Of Investments [Line Items]
Place of incorporation	HK
Date of incorporation/acquisition	Mar. 07, 2017
Variable interest entity, nature of VIE	VIE’s subsidiary